Operating Lease	6 Months Ended
Sep. 30, 2024
Operating lease [Abstract]
Operating lease

8. Operating lease

As of September 30, 2024, the Company had two non-cancelable office operating lease agreements with third-party lessors, with lease terms ranging between two years and three years. The lease agreements mature from March 2025 through September 2027.  The Company considers the renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term.

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company uses the rate implicit in the lease to discount lease payments to present value; however, most of the Company’s leases do not provide a readily determinable implicit rate. Therefore, the Company discount lease payments based on an estimate of its incremental borrowing rate.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

	September 30, 2024	March 31, 2024
	(unaudited)
Rights of use lease assets	$261,359	$59,689

Operating lease liabilities	$263,546	$64,826

The weighted average remaining lease terms and discount rates for the above operating leases were as follows.

	September 30, 2024	March 31, 2024
	(unaudited)
Remaining lease term and discount rate
Weighted average remaining lease term (years)	$2.87	$0.61
Weighted average discount rate	5%	5%

During the six months ended September 30, 2024 and 2023, the Company incurred total operating lease expense of $61,185 and $60,941, respectively.

The following is a schedule, by years, of maturities of lease liabilities as of September 30, 2024:

Six months ending March 31, 2025	$72,332
Twelve months ending March 31, 2026	88,051
Twelve months ending March 31, 2027	88,051
Twelve months ending March 31, 2028	33,019
Total lease payment	281,453
Less: imputed interest	(17,907)
Present value of lease liabilities	$263,546